Forum Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101

May 5, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forum Funds (the “Registrant”)
File No.: 002-67052/811-03023
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus and Statement of Additional Information for the Polaris Global Value Fund, dated May 1, 2011, does not differ from that contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on April 29, 2011 (accession number 0000315774-11-000088).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2075 or david.faherty@atlanticfundservices.com

Sincerely,

/s/ David Faherty

David Faherty
Vice President to the Registrant

Cc:  Francine J. Rosenberger, Esq.
K&L Gates LLP

Three Canal Plaza, Suite 600, Portland, ME 04101 | P:  207-347-2000 |  F:  207-347-2190
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